Other Payables And Accrued Expenses	12 Months Ended
Dec. 31, 2017
Accrued Liabilities [Abstract]
Other Payables and Accrued Expenses	OTHER PAYABLES AND ACCRUED EXPENSES

	December 31,
	2017	2016
Payroll and related expenses	$190,028	$187,051
Provision for warranty and cost	203,632	250,212
Provision for vendors on accrued expenses	46,773	55,379
Provision for vacation pay (1)	52,891	46,878
Provision for losses on long-term contracts(2)	24,088	39,835
Provision for income tax, net of advances	23,453	33,541
Provision for royalties	36,941	34,330
Other income tax liabilities	4,954	9,762
Value added tax (“VAT”) payable	21,510	6,433
Derivative instruments	12,200	5,429
Purchase obligation	14,159	—
Other (3)	204,765	159,866
	$835,394	$828,716

(1)	Long-term provision for vacation pay as of December 31, 2017 and 2016 was $30,813 and $27,696, respectively, included in other long-term liabilities.

(2)
Includes a provision of $4,586 as of December 31, 2016, related to the cessation of a program with a foreign customer. During 2017, the Company recorded a reversal of reserve which offset COR related to the cessation of the program.

(3)
Includes provisions for estimated future costs in respect of (1) penalties and the probable loss from claims (legal or unasserted) in the ordinary course of business (e.g. damages caused by the items sold and claims as to the specific products ordered), and (2) unbilled services of certain third parties.